Provisions (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Changes in Provisions

	2017 £m	2016 £m
At start of year	112	121
Utilised	(24)	(24)
Exchange translation differences	(7)	15
Total	81	112

Summary of Provisions Included Within Current and Non-current Liabilities	At 31 December 2017, provisions are included within current and non-current liabilities as follows:

	2017 £m	2016 £m
Current liabilities	19	23
Non-current liabilities	62	89
Total	81	112